Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Newsky Wisdom
Business combinations
Schedule of purchase price allocation

Amount
RMB
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalent of Newsky Wisdom at acquisition date	2,240	—
Other working capital	28,914	—
Identifiable intangible assets acquired	—	—
Software	1,000	3
Customer relationship	2,200	4
Brand	2,800	10
Backlog	800	3
Goodwill	10,236	—
Deferred tax liabilities	(1,020)	—
Total	47,170	—